CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Parenthetical) (USD $)	3 Months Ended		6 Months Ended	9 Months Ended
	Sep. 29, 2013	Sep. 23, 2012	May 29, 2013	Sep. 29, 2013	Sep. 23, 2012
Dividends per share	$ 0.18	$ 0.00	$ 0.18	$ 0.36	$ 0.00